Note 10 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
10.	PROPERTY AND EQUIPMENT, NET

(In Thousands)

	December 31
	2016	2015
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	21,284	21,819
Furniture and fixtures	779	826
Leasehold improvements	2,135	1,785
Transportation equipment	657	698
Property leased to others	3,944	3,875
Prepayment for property and equipment	1,629	1,863
	39,004	39,442
Accumulated depreciation
Buildings	1,667	1,526
Equipment	20,521	20,965
Furniture and fixtures	733	744
Leasehold improvements	1,536	1,474
Transportation equipment	610	619
Property leased to others	201	103
	25,268	25,431

	$13,736	$14,011

Depreciation expense recognized during the years ended
December
31,
2016,
2015,
and
2014,
was approximately
$1,103,000,
$1,730,000,
and
$2,548,000,
respectively.

As a result of dissolution activities of the Intelligent Power Group, a loss on asset write-off of
$24,000
on property and equipment was incurred for the year ended
December
31,
2014.
Please see discussions in note
3.

In
August
2009,
the Company sold its land, located in Hsinchu, Taiwan, to a real estate developer in exchange for a portion of the real estate after it is developed, which includes a portion of an office building and a portion of a parking lot, with a carrying value of approximately
$8,918,000.
The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth. The Company deferred the transaction gain of
$129,000
during the construction period. Since the
fourth
quarter of
2014,
the title of some units of the buildings were completed and sold to the third
party and the Company has realized the deferred gain of
$106,000
accordingly. Considering the Company’s current operating scale and capital requirements, the Company leased out three
units to a
third
party in
December
2014.
The Company has also sold
5
building units to
third
parties since the
fourth
quarter of
2014.
As a result of the sale of building units, net gains of
$767,000
and
$458,000
were recorded for the years ended
December
31,
2015
and
2014,
respectively. No building unit transactions were occurred for the year ended
December
31,
2016.

Beginning in
November
2015,
the Company has negotiated with a
third
party company to dispose
one
of the
three
units of the Company’s office building located in China. A letter of intent has also been signed by both parties in
January
2016.
The Company determined that this transaction met the criteria of asset held for sale and such reclassification was made as of
December
31,
2015.
The transaction was subsequently completed in the
third
quarter of
2016
and a net gain of
$1,725,000
was recorded for the year ended
December
31,
2016.